CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Sales income	¥ 154,906	$ 22,459	¥ 202,960	¥ 5,667
Cost of goods sold	(46,424)	(6,731)	(59,088)	(3,515)
Gross Profit	108,482	15,728	143,872	2,152
Total net revenues	561,667	81,433	761,451	1,256,005
Other operating expenses and fees:
Sales and marketing	(62,243)	(9,024)	(165,477)	(340,769)
Origination and servicing	(69,018)	(10,007)	(47,094)	(542,259)
General and administrative	(374,882)	(54,353)	(522,820)	(1,303,833)
Provision for doubtful contract assets and receivables	(159,380)	(23,108)	(22,423)	(347,803)
Total operating expenses and fees	(711,947)	(103,223)	(816,902)	(2,538,179)
Operating Loss	(150,280)	(21,790)	(55,451)	(1,282,174)
Interest income	47,587	6,899	47,511	102,425
Impairment loss of investments	(181,820)	(26,361)	(27,422)	(462,490)
Impairment loss of goodwill	(200)	(29)		(50,291)
Impairment loss of intangible assets and property, equipment and software			(2,371)	(38,145)
Impairment loss of long term prepayment	(274,996)	(39,871)
Gain recognized on remeasurement of previously held equity interest in acquire			1,874
Unrealized loss of investment in marketable securities	(47,998)	(6,959)	(149,071)
Loss from disposals of subsidiaries	(7,843)	(1,137)	(4,897)
Loss on held-to-maturity investment			(14,096)
Other income, net	12,804	1,856	2,355	39,112
Loss before income tax expense and loss in equity method investments	(602,746)	(87,392)	(201,568)	(1,691,563)
Income tax expense	(11,623)	(1,685)	(26,735)	(538,322)
Dividend received from equity method investments			1,800
(Loss) income in equity method investments, net of tax of RMB (3,245), RMB (10,669) and RMB12,019 in 2020, 2021 and 2022, respectively	19,432	2,817	(7,167)	(21,317)
Net Loss	(594,937)	(86,260)	(233,670)	(2,251,202)
(Income) loss attributable to the non-controlling interest shareholders	196	28	(1,238)	(7,693)
Net loss attributable to 9F Inc.	(594,741)	(86,232)	(234,908)	(2,258,895)
Net loss attributable to ordinary shareholders	¥ (594,741)	$ (86,232)	¥ (234,908)	¥ (2,258,895)
Net loss per ordinary share
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.55)	$ (0.37)	¥ (1.1)	¥ (11.37)
Weighted average number of ordinary shares
Basic and diluted (in Shares) | shares	233,216,045	233,216,045	213,635,470	198,596,879
Loan facilitation services
Revenues:
Total net revenues				¥ 177,147
Post-origination services
Revenues:
Total net revenues	35,820	5,193	39,782	859,102
Technical services
Revenues:
Total net revenues	327,245	47,446	417,566	38,313
Product and Service, Other [Member]
Revenues:
Total net revenues	¥ 43,696	$ 6,335	¥ 101,143	¥ 175,776